UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number   811-21140
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FORTRESS INVESTMENT TRUST II
____________________________________________________
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, 46th Floor, New York, NY 10105
____________________________________________________
(Address of principal executive offices)                   (Zip code)

CT Corp.
1209 Orange Street
Wilmington, DE 19801
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(Name and address of agent for service)

Registrant's telephone number, including area code:   (212) 798-6100

Date of fiscal year end:   December 31

Date of reporting period:  July 1, 2007- June 30, 2008

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b 1-4 thereunder (17 CFR 270.30b 1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management  and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any  suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44U.S.C. § 3507.

Item 1                  Proxy voting record

Issuer:                      Brookdale Senior Living Inc.

Ticker:	BKD	CUSIP: 112463104
Meeting Date:	June 5, 2008	Meeting Type: Annual

#	Proposal	Proposed By	Voted?	Vote Cast	For/Against Mgmt
1.1	Elect Director Wesley R. Edens	Issuer	Yes	For	For
1.2	Elect Director Frank M. Bumstead	Issuer	Yes	For	For
2	Ratify Auditors	Issuer	Yes	For	For
3	Approve Qualified Employee Stock Purchase Plan	Issuer	Yes	For	For

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Issuer:                      Mapeley Limited

Ticker:	MAY	CUSIP: N/A
Meeting Date:	May 7, 2008	Meeting Type: Annual

#	Proposal	Proposed By	Voted?	Vote Cast	For/Against Mgmt
1	Accept Financial Statements and Statutory Reports	Issuer	Yes	For	For
2	Approve Remuneration Reports	Issuer	Yes	For	For
3	Reelect Roger Carey as a Director	Issuer	Yes	For	For
4	Reelect Charles Parkinson as a Director	Issuer	Yes	For	For
5	Approve Ernst & Young as Auditors and Authorized Audit Committee to Fix Their Remuneration	Issuer	Yes	For	For

____________________________________________________

Issuer:                      Mapeley Limited

Ticker:	MAY	CUSIP: N/A
Meeting Date:	June 13, 2008	Meeting Type: Special

#	Proposal	Proposed By	Voted?	Vote Cast	For/Against Mgmt
1	Authorise 4,437,320 Ordinary Shares for Market Purchase	Issuer	Yes	For	For
2	Amend Articles of Association Re: Treasury Shares	Issuer	Yes	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fortress Investment Trust II

/s/ Wesley R. Edens

By:	Wesley R. Edens
Title:	Chairman and CEO

August 29, 2008